Revenues - Schedule of Breakout of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 456	$ 764	$ 1,117
Product revenue
Disaggregation of Revenue [Line Items]
Revenue	233	95	0
Management fees - related party
Disaggregation of Revenue [Line Items]
Revenue	223	669	892
Consulting revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 0	$ 225